Expense Example, No Redemption - SMALLCAP WORLD FUND INC	Nov. 28, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	1,889
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	$ 1,652